LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term (in years)
Operating leases	2 years 5 months 5 days	2 years 10 months 24 days	3 years 3 months
Weighted-average discount rate
Operating leases	4.30%	4.50%	4.80%
Land use right
Weighted-average remaining lease term (in years)
Operating leases	43 years 2 months 5 days	44 years 2 months 1 day	41 years 4 months 2 days
Weighted-average discount rate
Operating leases	4.70%	4.70%	5.30%